Share-based Compensation - HCML Share Option Activity (Details) - GBP (£) £ / shares in Units, £ in Thousands		12 Months Ended
	Jun. 15, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of share options
Exercised (in shares)		(56,000)	(93,000)	(243,000)
HCML Share Option Scheme
Number of share options
Outstanding as at beginning of period (in shares)		1,039,596	442,365	684,403
Granted (in shares)	593,686	150,000	693,686
Exercised (in shares)		(56,309)	(92,705)	(242,038)
Cancelled (in shares)		(6,875)	(3,750)
Outstanding as at end of period (in shares)		1,126,412	1,039,596	442,365
Vested and expected to vest (in shares)		1,126,412	1,039,596	333,393
Vested and exercisable (in shares)		951,412	767,376	291,015
Weighted-average exercise price
Outstanding balance as at beginning of period (in GBP per share)		£ 15.00	£ 5.16	£ 4.67
Granted (in GBP per share)		31.05	19.70
Exercised (in GBP per share)		5.16	3.54	3.77
Cancelled (in GBP per share)		6.10	6.10
Outstanding balance as at end of period (in GBP per share)		17.69	15.00	5.16
Vested and expected to vest (in GBP per share)		17.69	15.00	4.85
Vested and exercisable (in GBP per share)		£ 15.52	£ 14.64	£ 4.67
Weighted average remaining contractual life
Outstanding		6 years 3 months 15 days	6 years 9 months 7 days	6 years 6 months 11 days
Vested and expected to vest		6 years 3 months 15 days	6 years 9 months 7 days	6 years 18 days
Vested and exercisable		5 years 9 months 22 days	6 years 7 months 28 days	5 years 9 months 7 days
Aggregate intrinsic value
Outstanding (in GBP)		£ 43,158	£ 7,900	£ 10,061
Vested and expected to vest (in GBP)		43,158	7,900	7,685
Vested and exercisable (in GBP)		£ 38,508	£ 6,106	£ 6,762